PROVISION FOR TAX, CIVIL AND LABOR RISKS	9 Months Ended
Sep. 30, 2021
Provision For Tax Civil And Labor Risks
PROVISION FOR TAX, CIVIL AND LABOR RISKS

20.	PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include civil, tax, social security, labor, commercial and other processes.

Company’s Management believes that, based on the elements existing at the base date of this condensed consolidated interim financial information, the provision for tax, civil, labor, commercial and other risks, is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

20.1.	Contingencies with probable losses

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (1)		Total
	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20	09.30.21	12.31.20
Beginning balance	427,302	583,464	634,706	603,074	343,530	307,177	297,182	300,654	1,702,720	1,794,369
Additions	157,624	103,773	204,697	435,723	52,977	52,961	-	-	415,298	592,457
Business combination (note 1.2)	2,553	-	1,972	-	4,725	-	-	-	9,250	-
Reversals	(67,752)	(246,499)	(110,114)	(250,029)	(54,475)	(34,556)	(194,845)	(3,464)	(427,186)	(534,548)
Payments	(144,276)	(70,699)	(204,947)	(298,599)	(17,335)	(29,889)	-	-	(366,558)	(399,187)
Interest	52,451	57,275	91,194	144,516	81,942	47,818	-	-	225,587	249,609
Exchange rate variation	(16)	(12)	(466)	21	(75)	19	(13)	(8)	(570)	20
Ending balance	427,886	427,302	617,042	634,706	411,289	343,530	102,324	297,182	1,558,541	1,702,720

Current									1,050,188	865,338
Non-current									508,353	837,382

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia. The reversals in the period refer mainly to the closing of the processes related to ICMS credits in the context of the “Guerra Fiscal” (note 20.2.1 of the 2020 financial statements).

20.2.	Contingencies with possible losses

The Company is involved in contingencies for which losses are possible, in accordance with the assessment prepared by Management with support from legal advisors. Such contingencies have the same characteristics of those disclosed in the 2020 financial statements and on September 30, 2021 had balances of, R$1,619,032 (R$1,523,987 on December 31, 2020) for civil risks, R$315,579 (R$197,097 on December 31, 2020) for labor risks and R$13,187,530 (R$12,536,528 on December 31, 2020) for tax risks, for which only those resulting from the business combination with Sadia have a provision, recorded at the fair value estimated on the date of the business combination, in the amount of R$102,324 (R$297,182 as of December 31, 2020).